Discontinued operations (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 13, 2022	Aug. 31, 2021	Aug. 31, 2022	May 31, 2022	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Jun. 30, 2022	Aug. 31, 2019
IfrsStatementLineItems [Line Items]
Impairment expenses on patent			$ 5,029,475
Assets recoverable value is cash flow			5,029,475		$ 9,515,210	$ 3,885,001
Assets recoverable value is cash flow			0		0
Impairment expenses on patent					3,873,000		$ 3,652,199
Book value of right of use of assets		$ 557,022	11,115		11,115	557,022	550,478
Proceeds from disposal or maturity of available-for-sale financial assets					100
Goodwill		18,495,121	15,200,188		15,200,188	18,495,121	18,785,807
Accounts receivable					194,268
WinView Inc [Member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Impairment expenses on patent			136,331
Book value of right of use of assets			$ 0		$ 0
UMG [member]
IfrsStatementLineItems [Line Items]
Proceeds from disposal or maturity of available-for-sale financial assets	$ 100
Prices specified in forward agreements to purchase financial assets for cash								$ 300,000
Asset impairment charges				$ 476,404
Goodwill		$ 3,209,045				$ 3,209,045	$ 3,209,045
Goodwill descriptions		The value in use calculation used a ten-year projected and terminal period debt-free cash flow model discounted to present value using a discount rate of 21.0% and a long-term growth rate of 3%.				The value in use calculation used a ten-year projected and terminal period debt-free cash flow model discounted to present value using a discount rate of 21.0% and a long-term growth rate of 3%.
Impairment of goodwill		$ 3,209,045
Intangible of impairment charges		$ 675,956				$ 675,956
UMG [member] | Purchase consideration [member]
IfrsStatementLineItems [Line Items]
Prices specified in forward agreements to purchase financial assets for cash								$ 262,000
UMG [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Asset impairment charges				$ 0